SCHEDULE OF KEY INPUTS INTO MODELS FOR NEW WARRANTS (Details) - New Warrants [Member]	Jun. 30, 2026	Jun. 12, 2026
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (years)		5 years
Measurement Input, Exercise Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	0.21
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	4.190
Measurement Input, Expected Dividend Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	0.00
Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (years)	4 years 11 months 12 days
Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	223.44
Measurement Input, Share Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	0.440